Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions
Total £’000
At January 1, 2019	217
Arising during the year	150
Utilized	(79)
At December 31, 2019	288
Arising during the year	299
Utilized	(340)
At December 31, 2020	247
Current	109
Non-current	138